Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets
The following table presents intangible asset balances (in thousands):

	June 30, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$967,702	$(588,747)	$378,955	$965,179	$(539,910)	$425,269	10 years
2GIG 2.0 technology	17,000	(11,877)	5,123	17,000	(10,479)	6,521	8 years
Other technology	2,917	(1,042)	1,875	7,067	(4,984)	2,083	5 - 7 years
Space Monkey technology	7,100	(3,167)	3,933	7,100	(2,268)	4,832	6 years
Patents	9,620	(4,766)	4,854	8,724	(3,913)	4,811	5 years
Total definite-lived intangible assets:	$1,004,339	$(609,599)	$394,740	$1,005,070	$(561,554)	$443,516

Indefinite-lived intangible assets:
Spectrum licenses	$31,253	$—	$31,253	$31,253	$—	$31,253
IP addresses	$564	$—	$564	$564	$—	$564
Domain names	59	—	59	59	—	59
Total Indefinite-lived intangible assets	31,876	—	31,876	31,876	—	31,876
Total intangible assets, net	$1,036,215	$(609,599)	$426,616	$1,036,946	$(561,554)	$475,392

Schedule of Definite-Lived Intangible Assets
The following table presents intangible asset balances (in thousands):

	June 30, 2017			December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Definite-lived intangible assets:
Customer contracts	$967,702	$(588,747)	$378,955	$965,179	$(539,910)	$425,269	10 years
2GIG 2.0 technology	17,000	(11,877)	5,123	17,000	(10,479)	6,521	8 years
Other technology	2,917	(1,042)	1,875	7,067	(4,984)	2,083	5 - 7 years
Space Monkey technology	7,100	(3,167)	3,933	7,100	(2,268)	4,832	6 years
Patents	9,620	(4,766)	4,854	8,724	(3,913)	4,811	5 years
Total definite-lived intangible assets:	$1,004,339	$(609,599)	$394,740	$1,005,070	$(561,554)	$443,516

Indefinite-lived intangible assets:
Spectrum licenses	$31,253	$—	$31,253	$31,253	$—	$31,253
IP addresses	$564	$—	$564	$564	$—	$564
Domain names	59	—	59	59	—	59
Total Indefinite-lived intangible assets	31,876	—	31,876	31,876	—	31,876
Total intangible assets, net	$1,036,215	$(609,599)	$426,616	$1,036,946	$(561,554)	$475,392

Schedule of Estimated Future Amortization Expense of Intangible Assets Excluding Patents Currently in Process
Estimated future amortization expense of intangible assets, excluding approximately $0.2 million in patents currently in process, is as follows as of June 30, 2017 (in thousands):

2017 - Remaining Period	$50,945
2018	90,275
2019	78,452
2020	67,579
2021	58,542
Thereafter	48,726
Total estimated amortization expense	$394,519